Share-based payments - Payment expense (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Share-based payments
Share-based expense	€ 683	€ 3,231	€ 1,472	€ 7,389
Research and Development
Share-based payments
Share-based expense	300	1,709	600	4,022
General and Administrative
Share-based payments
Share-based expense	€ 400	€ 1,523	€ 900	€ 3,368